UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  811-03481

General Municipal Money Market Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Offices) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 922-6400

Date of fiscal year end: 11/30

Date of reporting period: 05/31/2024

FORM N-CSR

Item 1.  Reports to Stockholders.

Dreyfus National Municipal Money Market Fund	SEMI-ANNUAL SHAREHOLDER REPORT MAY 31, 2024

Wealth Shares – GTMXX

This semi-annual shareholder report contains important information about Dreyfus National Municipal Money Market Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Shares	$26	0.51%*

*	Annualized

KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings
$663	144

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 5/31/24)

Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, and portfolio holdings, please visit www.dreyfus.com/products/mm.html#overview.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281. Code-0918SA0524B

Dreyfus National Municipal Money Market Fund	SEMI-ANNUAL SHAREHOLDER REPORT MAY 31, 2024

Service Shares – GBMXX

This semi-annual shareholder report contains important information about Dreyfus National Municipal Money Market Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares*	$50	0.99%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings
$663	144

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 5/31/24)

Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, and portfolio holdings, please visit www.dreyfus.com/products/mm.html#overview.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281. Code-0697SA0524A

Dreyfus National Municipal Money Market Fund	SEMI-ANNUAL SHAREHOLDER REPORT MAY 31, 2024

Premier Shares – GMHXX

This semi-annual shareholder report contains important information about Dreyfus National Municipal Money Market Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Shares	$15	0.30%*

*	Annualized

KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings
$663	144

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 5/31/24)

Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, and portfolio holdings, please visit www.dreyfus.com/products/mm.html#overview.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281. Code-6354SA0524A

Item 2.  Code of Ethics.

 Not applicable.

Item 3.   Audit Committee Financial Expert.

  Not applicable.

Item 4.   Principal Accountant Fees and Services.

 Not applicable.

Item 5.  Audit Committee of Listed Registrants.

 Not applicable.

Item 6.  Investments.

 Not applicable.

Dreyfus National Municipal Money Market Fund

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

May 31, 2024

Shares	Ticker
Wealth Shares	GTMXX
Services Shares	GBMXX
Premier Shares	GMHXX

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS

The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information.  Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in
Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Dreyfus National Municipal Money Market Fund

Statement of Investments

May 31, 2024 (Unaudited)

Short-Term Investments - 99.2%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Alabama - .1%
Birmingham Industrial Development Board, Revenue Bonds (American Cast Iron Pipe Co. Project) (LOC; Bank of America NA)	3.55	6/7/2024	740,000	[a]	740,000
Arizona - 4.3%
Pinal County Industrial Development Authority, Revenue Bonds (Milky Way Dairy Project) (LOC; BMO Harris Bank NA)	3.44	6/7/2024	6,750,000	[a]	6,750,000
Queen Creek, Revenue Bonds	5.00	8/1/2024	1,500,000		1,502,557
Rib Floater Trust Various States, Revenue Bonds, Refunding (LOC; Barclays Bank PLC) Ser. 014	3.48	6/7/2024	11,945,000	[a,b]	11,945,000
Tender Option Bond Trust Receipts (Series 2023-BAML6007), (Maricopa County Industrial Development Authority, Revenue Bonds (Ironhorse at Tramonto Apartments Project) (Liquidity Agreement; Bank of America NA) Ser. A), Trust Maturity Date 4/1/2056	3.51	6/7/2024	8,225,000	[a,b,c]	8,225,000
				28,422,557
California - 7.7%
California Enterprise Development Authority, Revenue Bonds (Gordon Brush) (LOC; Wells Fargo Bank NA)	3.46	6/7/2024	2,000,000	[a]	2,000,000
California Pollution Control Financing Authority, Revenue Bonds (A&M Farms Project) (LOC; CoBank ACB)	3.44	6/7/2024	1,100,000	[a]	1,100,000
California Pollution Control Financing Authority, Revenue Bonds (John B. & Ann M. Verwey Project) (LOC; CoBank ACB)	3.44	6/7/2024	3,400,000	[a]	3,400,000
San Diego Housing Authority, Revenue Bonds (Studio 15 Housing Partners) (LOC; Citibank NA) Ser. B	3.44	6/7/2024	3,785,000	[a]	3,785,000
Tender Option Bond Trust Receipts (Series 2023-BAML6010), (California State Housing Finance Agency, Revenue Bonds (Liquidity Agreement; Bank of America NA)), Trust Maturity Date 12/18/2053	3.49	6/7/2024	19,300,000	[a,b,c]	19,300,000
Tender Option Bond Trust Receipts (Series 2023-BAML6011), (California Statewide Communities Development Authority, Revenue Bonds (Liquidity Agreement; Bank of America NA & LOC; Bank of America NA) Ser. P), Trust Maturity Date 6/1/2057	3.49	6/7/2024	6,555,000	[a,b,c]	6,555,000
Tender Option Bond Trust Receipts (Series 2023-XF3213), (California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) (Liquidity Agreement; Barclays Bank PLC & LOC; Barclays Bank PLC) Ser. G1), Trust Maturity Date 11/1/2054	3.46	6/7/2024	15,000,000	[a,b,c]	15,000,000
				51,140,000
Colorado - 2.6%
Colorado Education Loan Program, TRAN (Education Loan Program) Ser. A	5.00	6/28/2024	835,000		835,350
Tender Option Bond Trust Receipts (Series 2023-XF1513), (Denver County & City, Revenue Bonds, Refunding (Colorado Airport System) (Liquidity Agreement; Toronto Dominion Bank & LOC; Toronto Dominion Bank) Ser. A), Trust Maturity Date 12/1/2048	3.44	6/7/2024	10,770,000	[a,b,c]	10,770,000

Statement of Investments (Unaudited) (continued)

Short-Term Investments - 99.2% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Colorado - 2.6% (continued)
Tender Option Bond Trust Receipts (Series 2023-XF1575), (Denver City & County Colorado Airport, Revenue Bonds, Refunding) (Liquidity Agreement; JP Morgan Chase Bank NA) Ser. D), Trust Maturity Date 11/15/2030	3.54	6/7/2024	5,450,000	[a,b,c]	5,450,000
				17,055,350
Connecticut - 2.3%
Danbury, BAN, Refunding	5.00	9/24/2024	15,000,000	[b]	15,062,567
Delaware - .2%
University of Delaware, Revenue Bonds, Refunding, Ser. C	4.00	6/3/2024	1,300,000	[a]	1,300,000
District of Columbia - 1.3%
Tender Option Bond Trust Receipts (Series 2023-BAML6012), (District of Columbia Housing Finance Agency, Revenue Bonds (The Yards Parcel L2 Project) (LOC; Bank of America NA)), Trust Maturity Date 3/1/2052	3.51	6/7/2024	8,880,000	[a,b,c]	8,880,000
Florida - 10.6%
Broward County, Revenue Bonds (Florida Power & Light Co.) Ser. B	3.55	6/7/2024	5,000,000	[a]	5,000,000
Collier County Industrial Development Authority, Revenue Bonds (Ave Maria Utility Project) (LOC; Northern Trust Company)	3.45	6/7/2024	10,655,000	[a]	10,655,000
Hillsborough County Aviation Authority, Revenue Bonds (Tampa International Airport) Ser. E	5.00	10/1/2024	785,000		788,164
Lee County Industrial Development Authority, Revenue Bonds (Florida Power & Light Project) Ser. B	3.60	6/7/2024	5,000,000	[a]	5,000,000
Pinellas County School Board, TAN	5.00	6/28/2024	1,705,000		1,706,832
St. Johns County School Board, COP, Ser. A	5.00	7/1/2024	1,320,000		1,321,757
St. Lucie County, Revenue Bonds, Refunding (Florida Power & Light Project)	3.55	6/7/2024	18,400,000	[a]	18,400,000
Tender Option Bond Trust Receipts (Series 2023-XF1159), (Miami-Dade County FL Seaport, Revenue Bonds, Refunding (LOC; Toronto Dominion Bank) Ser. A), Trust Maturity Date 10/1/2052	3.44	6/7/2024	6,000,000	[a,b,c]	6,000,000
Tender Option Bond Trust Receipts (Series 2023-XF1512), (Miami-Dade County, Revenue Bonds, Refunding (Florida Seaport) (Liquidity Agreement; Toronto Dominion Bank & LOC; Toronto Dominion Bank) Ser. A), Trust Maturity Date 10/1/2052	3.44	6/7/2024	2,810,000	[a,b,c]	2,810,000
Tender Option Bond Trust Receipts (Series 2023-XF1519), (Greater Orlando Aviation Authority, Revenue Bonds (LOC; Toronto Dominion Bank) Ser. A), Trust Maturity Date 10/1/2052	3.44	6/7/2024	1,875,000	[a,b,c]	1,875,000
Tender Option Bond Trust Receipts (Series 2024-BAML6018), (Broward County Florida Housing Finance, Revenue Bonds (Mar Lago Apartments Project) (Liquidity Agreement; Bank of America & LOC; Bank of America NA)), Trust Maturity Date 12/1/2051	3.48	6/7/2024	7,240,000	[a,b,c]	7,240,000
The Miami-Dade County School Board, TAN	5.00	6/18/2024	9,680,000		9,685,255
				70,482,008
Illinois - .6%
Illinois Finance Authority, Revenue Bonds (LOC; Nordea Bank ABP)	3.65	6/7/2024	1,170,000	[a]	1,170,000
Oswego, Revenue Bonds (Griffith Laboratories Project) (LOC; Wells Fargo Bank NA)	3.55	6/7/2024	2,820,000	[a]	2,820,000
				3,990,000

Short-Term Investments - 99.2% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Indiana - .6%
Indianapolis, Revenue Bonds (Nora Commons) (LOC; U.S Bank NA) Ser. B	3.55	6/7/2024	550,000	[a]	550,000
Tender Option Bond Trust Receipts (Series 2022-XF2990), (Indiana Finance Authority Educational Facility, Revenue Bonds, Refunding (University of Evansville Project) (Liquidity Agreement; Barclays Bank PLC & LOC; Barclays Bank PLC) Ser. A), Trust Maturity Date 9/1/2057	3.44	6/7/2024	3,700,000	[a,b,c]	3,700,000
				4,250,000
Iowa - 2.0%
Iowa Finance Authority, Revenue Bonds, Refunding (LOC; TD Bank NA) Ser. B2	4.00	6/3/2024	3,050,000	[a]	3,050,000
Tender Option Bond Trust Receipts (Series 2022-XF2983), (Lowa Finance Authority outstanding Midwestern Disaster Area, Revenue Bonds, Refunding (Lowa Fertilizer company project) (Liquidity Agreement; Barclays Bank PLC & LOC; Barclays Bank PLC)), Trust Maturity Date 12/1/2050	3.44	6/7/2024	10,200,000	[a,b,c]	10,200,000
				13,250,000
Kansas - .7%
Dodge Industrial Development, Revenue Bonds (National Beef Project) (LOC; Rabobank International)	3.64	6/7/2024	1,000,000	[a]	1,000,000
Leawood, GO, Ser. 2023-1	5.00	9/1/2024	770,000		772,529
Liberal Industrial Development, Revenue Bonds (Farmland Natl Beef Project) (LOC; Robobank International)	3.64	6/7/2024	1,000,000	[a]	1,000,000
Olathe, GO, Ser. A	5.00	8/1/2024	2,175,000		2,178,404
				4,950,933
Louisiana - 2.3%
Caddo-Bossier Parishes Port Commission, Revenue Bonds (Oakley Louisiana Project) (LOC; Bank of America NA)	3.44	6/7/2024	1,080,000	[a]	1,080,000
Louisiana, Revenue Bonds	5.00	9/1/2024	1,500,000		1,504,555
Louisiana Housing Corp., Revenue Bonds (Arbor Place Apartments Project) (LOC; Federal Home Loan Mortgage Corp.)	3.50	6/7/2024	6,325,000	[a]	6,325,000
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds (Honeywell International Project)	3.76	6/7/2024	6,000,000	[a]	6,000,000
				14,909,555
Maryland - 6.5%
Maryland Economic Development Corp., Revenue Bonds (Linemark Printing Project) (LOC; M&T Bank)	3.53	6/7/2024	4,375,000	[a]	4,375,000
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (Stella Maris) (LOC; M&T Bank)	3.50	6/7/2024	12,200,000	[a,b]	12,200,000
Tender Option Bond Trust Receipts (Series 2022-XF3015), (Maryland Economic Development Corporation, Revenue Bonds (929 N Wolfe Street Project) (Liquidity Agreement; Mizuho Capital Markets LLC & LOC; Mizuho Capital Market LLC) Ser. A), Trust Maturity Date 9/1/2027	3.71	6/7/2024	17,892,000	[a,b,c]	17,892,000
Tender Option Bond Trust Receipts (Series 2024-XF3222), (Maryland Economic Development Corp., Revenue Bonds (LOC; Mizuho Capital Markets LLC) Ser. A1), Trust Maturity Date 4/28/2028	3.71	6/7/2024	8,300,000	[a,b,c]	8,300,000
				42,767,000

Statement of Investments (Unaudited) (continued)

Short-Term Investments - 99.2% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Massachusetts - 2.6%
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2024	3,165,000		3,168,237
North Brookfield Town, BAN	5.00	9/3/2024	3,670,000		3,683,293
Quincy, BAN, Refunding	5.00	7/5/2024	734,070		735,182
Town of Nahant, BAN, Refunding	4.25	7/25/2024	7,866,900		7,877,217
Town of Southwick, BAN, Refunding	4.00	10/16/2024	2,039,213		2,040,588
				17,504,517
Michigan - .1%
Meridian Charter Township , GO	5.00	10/1/2024	950,000		954,171
Minnesota - 2.9%
Swift County Industrial Development, Revenue Bonds (Riverview Project) (LOC; Agcountry Farm Credit)	3.57	6/7/2024	10,000,000	[a]	10,000,000
Tender Option Bond Trust Receipts (Series 2022-XF3050), (Dakota County Municipal Community Development Agency, Revenue Bonds (Legacy Commons At Signal Hills Project) (Liquidity Agreement; Mizuho Capital Markets)), Trust Maturity Date 2/1/2039	3.71	6/7/2024	5,355,000	[a,b,c]	5,355,000
Tender Option Bond Trust Receipts (Series 2023-BAML6016), (Bloomington Minnesota, Revenue Bonds, Refunding (Liquidity Agreement; Bank of America NA) Ser. A1), Trust Maturity Date 11/15/2032	3.48	6/7/2024	3,900,000	[a,b,c]	3,900,000
				19,255,000
Mississippi - .4%
Mississippi Business Finance Corp., Revenue Bonds (Gulf Power Company Project)	3.60	6/7/2024	2,400,000	[a]	2,400,000
Missouri - 1.2%
Bridgeton Industrial Development Authority, Revenue Bonds (Stolze Printing Project) (LOC; Carrollton Bank) Ser. A	3.54	6/7/2024	1,900,000	[a]	1,900,000
Springfield Industrial Development Authority, Revenue Bonds (Abec Project) (LOC; Guaranty Bank)	3.44	6/7/2024	3,165,000	[a]	3,165,000
Tender Option Bond Trust Receipts (Series 2023-XG0479), (Kansas City Industrial Development Authority, Revenue Bonds (LOC; Toronto Dominion Bank) Ser. B), Trust Maturity Date 3/1/2054	3.44	6/7/2024	3,020,000	[a,b,c]	3,020,000
				8,085,000
Montana - .1%
Cascade County, Revenue Bonds (Montana Milling Project) (LOC; Wells Fargo Bank NA)	3.50	6/7/2024	680,000	[a]	680,000
Nebraska - 6.5%
Lincoln Nebraska Electric, CP	4.10	6/18/2024	9,500,000		9,500,000
Lincoln Nebraska Electric, CP	4.10	6/10/2024	11,000,000		11,000,000
Tender Option Bond Trust Receipts (Series 2022-XF3009), (Central Plains Energy Project, Revenue Bonds (Project No. 5) (Liquidity Agreement; Barclays Bank PLC & LOC; Barclays Bank PLC) Ser. 2), Trust Maturity Date 5/1/2053	3.46	6/7/2024	22,800,000	[a,b,c]	22,800,000
				43,300,000
Nevada - .1%
Clark County Passenger Facility Charge, Revenue Bonds, Refunding	5.00	7/1/2024	400,000		400,143

Short-Term Investments - 99.2% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New Jersey - 7.0%
Borough of Montvale, BAN, Refunding, Ser. A	4.00	1/30/2025	3,987,000		3,998,560
Borough of Paramus, BAN, Refunding	5.00	10/11/2024	1,005,000		1,008,538
Borough of Wanaque, BAN	4.25	12/19/2024	3,470,000		3,481,758
Dover, BAN, Refunding	4.50	1/23/2025	7,000,000		7,045,769
Flemington, BAN, Refunding, Ser. A	4.50	1/28/2025	6,322,000		6,364,243
Hillside, BAN, Refunding	4.25	12/19/2024	730,521		733,406
Montvale Borough, BAN	4.50	1/30/2025	4,900,000		4,934,053
Morristown, BAN	4.00	6/6/2024	3,700,000		3,700,198
Robbinsville Township, BAN, Refunding, Ser. A	4.25	4/8/2025	3,170,000		3,187,578
South Amboy, BAN	4.00	1/24/2025	4,700,000		4,719,135
Tender Option Bond Trust Receipts (Series 2020-XF0957), (New Jersey Higher Education Assistance Authority, Revenue Bonds (LOC; Royal Bank of Canada) Ser. C), Trust Maturity Date 6/1/2044	3.43	6/7/2024	715,000	[a,b,c]	715,000
Township of Little Egg Harbor, BAN, Refunding, Ser. A	4.00	1/22/2025	2,370,000		2,377,294
Township of Parsippany-Troy Hills, BAN	5.00	10/31/2024	750,000		753,121
Union County, BAN, Refunding	5.00	6/14/2024	365,000		365,131
Wildwood, BAN, Ser. A	4.50	12/13/2024	2,780,000		2,791,629
				46,175,413
New Mexico - .2%
New Mexico Finance Authority, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2024	1,500,000		1,500,000
New York - 18.3%
Amherst Development Corp., Revenue Bonds, Refunding (Asbury Pointe Obligated Group) (LOC; M&T Bank) Ser. A	3.46	6/7/2024	1,700,000	[a]	1,700,000
Binghamton School District, RAN (Insured; State Aid Withholding)	4.25	1/17/2025	2,235,000		2,247,225
Catskill Central School District, BAN (Insured; State Aid Withholding)	5.00	6/28/2024	4,100,000		4,102,202
Cohoes School District, BAN (Insured; State Aid Withholding)	4.00	6/27/2024	3,600,000		3,600,874
Elba, BAN, Refunding	4.00	3/13/2025	1,125,000		1,128,391
Elmira School District, BAN, Refunding (Insured; State Aid Withholding)	4.75	6/14/2024	1,560,000		1,560,235
Geneva School District, RAN (Insured; State Aid Withholding)	4.50	6/20/2024	2,020,000		2,020,738
Greece Central School District, BAN (Insured; State Aid Withholding)	4.50	6/28/2024	5,500,000		5,502,959
Monroe County Industrial Development Corp., Revenue Bonds (Robert Weslayan College Project) (LOC; M&T Bank) Ser. A	3.56	6/7/2024	2,560,000	[a]	2,560,000
Montgomery, BAN	4.25	12/13/2024	1,125,000		1,128,173
Nassau County Industrial Development Agency, Revenue Bonds (Rockville Centre Housing Associates Project) (LOC; M&T Bank) Ser. A	3.53	6/7/2024	7,470,000	[a]	7,470,000

Statement of Investments (Unaudited) (continued)

Short-Term Investments - 99.2% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 18.3% (continued)
New York City Capital Resources Corp., Revenue Bonds (WytheHotel Project) (LOC; M&T Bank)	3.58	6/7/2024	7,500,000	[a]	7,500,000
New York State Environmental Facilities Corp., Revenue Bonds, Refunding	5.00	6/15/2024	1,355,000		1,355,268
RBC Municipal Products Trust, Revenue Bonds (JFK Terminal Redevelopment Project) (Liquidity Agreement; Royal Bank of Canada & LOC; Royal Bank of Canada) Ser. E-154	3.46	6/7/2024	22,000,000	[a,b]	22,000,000
Rocky Point Union Free School District, TAN (Insured; State Aid Withholding)	4.25	6/26/2024	2,300,000		2,300,688
Schenectady County Industrial Development Agency, Revenue Bonds (Union College) (LOC; M&T Bank) Ser. A	3.48	6/7/2024	3,585,000	[a]	3,585,000
Sewanhaka Central High School District of Elmont, TAN (Insured; State Aid Withholding)	4.75	6/20/2024	7,360,000		7,363,792
Sherburne Earlville Central School District, BAN (Insured; State Aid Withholding) Ser. A	5.00	7/19/2024	5,000,000		5,006,693
Springs Union Free School District, TAN (Insured; State Aid Withholding)	4.50	6/26/2024	3,000,000		3,001,597
The Erie County Industrial Development Agency, Revenue Bonds (Canisius High School) (LOC; M&T Bank)	3.48	6/7/2024	4,500,000	[a]	4,500,000
Tompkins County Industrial Development Agency, Revenue Bonds (LOC; M&T Bank) Ser. A	3.48	6/7/2024	2,800,000	[a]	2,800,000
Town of Union, BAN, Refunding, Ser. A	4.50	2/21/2025	1,635,984		1,647,981
Town of Union, BAN, Ser. B	4.25	2/21/2025	1,717,622		1,727,234
Village of Highland Falls, BAN, Ser. B	4.00	3/12/2025	4,444,495		4,462,858
Village of Owego, BAN	4.50	2/19/2025	3,200,000		3,204,135
Village of Woodridge, BAN, Refunding	3.65	3/5/2025	1,302,000		1,302,165
Wallkill Central School District, BAN (Insured; State Aid Withholding)	4.63	6/28/2024	7,000,000		7,004,881
Washington County, BAN, Refunding	4.00	3/21/2025	2,204,000		2,211,645
Wayne Central School District, BAN (Insured; State Aid Withholding)	4.00	6/28/2024	6,000,000		6,001,739
Weedsport Central School District, BAN (Insured; State Aid Withholding)	4.50	7/18/2024	1,149,375		1,150,547
				121,147,020
North Carolina - 1.9%
Tender Option Bond Trust Receipts (Series 2022-XM1011), (Greater Asheville Regional Airport Authority, Revenue Bonds (Insured; Assured Guarantee Municipal Corp.) (Liquidity Agreement; Royal Bank of Canada & LOC; Royal Bank of Canada) Ser. A), Trust Maturity Date 1/1/2030	3.43	6/7/2024	4,200,000	[a,b,c]	4,200,000
Tender Option Bond Trust Receipts (Series 2023-XF1532), (Greater Asheiville Regional Airport Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) (Liquidity Agreement; Toronto Dominion Bank NA)), Trust Maturity Date 7/1/2053	3.44	6/7/2024	2,325,000	[a,b,c]	2,325,000
University of North Carolina at Chapel Hill, Revenue Bonds, Refunding, Ser. A	4.00	6/3/2024	5,850,000	[a]	5,850,000
				12,375,000
Ohio - .3%
Hamilton, BAN, Refunding	4.50	12/19/2024	240,000		241,132

Short-Term Investments - 99.2% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Ohio - ..3% (continued)
Tender Option Bond Trust Receipts (Series 2024-YX1330), (Montgomery County Port Authority, Revenue Bonds, Refunding (Storypoint Troy Project) (Liquidity Agreement; Barclays Bank PLC & LOC; Barclays Bank PLC) Ser. 1), Trust Maturity Date 2/10/2026	3.46	6/7/2024	2,000,000	[a,b,c]	2,000,000
				2,241,132
Oregon - 2.5%
Marion County Housing Authority, Revenue Bonds (LOC; US Bank NA)	4.05	6/7/2024	100,000	[a]	100,000
Tender Option Bond Trust Receipts (Series 2022-XF1353), (Port Portland Oregon International Airport, Revenue Bonds, Refunding (Liquidity Agreement; JPMorgan Chase Bank NA) Ser. 28), Trust Maturity Date 7/1/2030	3.50	6/7/2024	11,250,000	[a,b,c]	11,250,000
Tender Option Bond Trust Receipts (Series 2023-XF1493), (Port of Portland Airport, Revenue Bonds, Refunding (LOC; Bank of America NA) Ser. 28), Trust Maturity Date 7/1/2042	3.48	6/7/2024	2,085,000	[a,b,c]	2,085,000
Tender Option Bond Trust Receipts (Series 2023-ZF1669), (Port of Portland or Airport, Revenue Bonds, Refunding (Liquidity Agreement; JP Morgan Chase Bank NA) Ser. 29), Trust Maturity Date 7/1/2031	3.50	6/7/2024	2,820,000	[a,b,c]	2,820,000
				16,255,000
Pennsylvania - 2.4%
Chester County Health & Education Facilities Authority, Revenue Bonds, Refunding (Tel Hai Retirement Community Project) (LOC; M&T Bank)	3.46	6/7/2024	6,630,000	[a]	6,630,000
Lancaster Industrial Development Authority, Revenue Bonds, Refunding (The Mennonite Home Project) (LOC; M&T Bank)	3.48	6/7/2024	5,855,000	[a]	5,855,000
The School District of Philadelphia, TRAN, Ser. A	5.00	6/28/2024	3,295,000		3,297,893
				15,782,893
Rhode Island - .0%
Cranston, BAN, Refunding, Ser. 1	4.75	8/21/2024	305,000		305,491
South Carolina - 1.4%
Tender Option Bond Trust Receipts (Series 2022-XF3074), (South Carolina Jobs-Economic Development Authority, Revenue Bonds (The Park at Vietti Apartments Project) (LOC; Mizuho Capital Markets LLC) Ser. A), Trust Maturity Date 6/1/2028	3.71	6/7/2024	1,000,000	[a,b,c]	1,000,000
Tender Option Bond Trust Receipts (Series 2022-XF3075), (South Carolina Jobs-Economic Development Authority, Revenue Bonds (Park at Sondrio Apartments Project) (LOC; Mizuho Capital Markets LLC) Ser. A), Trust Maturity Date 6/1/2028	3.71	6/7/2024	8,000,000	[a,b,c]	8,000,000
				9,000,000
Tennessee - .0%
The Blount County Tennessee Public Building Authority, Revenue Bonds, Ser. D3A	4.10	6/3/2024	300,000	[a]	300,000
Texas - 2.6%
Bexar County, GO, Refunding (Flood Control)	5.00	6/15/2024	125,000		125,070
Mission Economic Development Corp., Revenue Bonds (CMI Project) (LOC; Wells Fargo Bank NA)	3.50	6/7/2024	265,000	[a]	265,000
Tarrant County College District, GO	5.00	8/15/2024	1,000,000		1,002,272
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Methodist Hospitals of Dallas Obligated Group) (LOC; TD Bank NA) Ser. A	4.00	6/3/2024	8,000,000	[a]	8,000,000

Statement of Investments (Unaudited) (continued)

Short-Term Investments - 99.2% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Texas - 2.6% (continued)
Tender Option Bond Trust Receipts (Series 2023-BAML6013), (Capital Area Housing Finance Corp., Revenue Bonds (Liquidity Agreement; Bank of America NA)), Trust Maturity Date 1/1/2055	3.49	6/7/2024	4,200,000	[a,b,c]	4,200,000
Tender Option Bond Trust Receipts (Series 2024-XG0573), (Austin Texas Airport System, Revenue Bonds (LOC; Toronto Dominion Bank) Ser. B), Trust Maturity Date 11/15/2048	3.44	6/7/2024	3,460,000	[a,b,c]	3,460,000
				17,052,342
Utah - 1.3%
Tender Option Bond Trust Receipts (Series 2023-XF1550), (Salt Lake City International Airport, Revenue Bonds (LOC; Toronto Dominion Bank) Ser. A), Trust Maturity Date 7/1/2051	3.44	6/7/2024	8,940,000	[a,b,c]	8,940,000
Vermont - .2%
Vermont Housing Finance Agency, Revenue Bonds, Refunding (SPA; TD Bank NA) Ser. A	3.44	6/7/2024	1,000,000	[a]	1,000,000
Virginia - 1.0%
Chesapeake, GO, Refunding, Ser. A	5.00	8/1/2024	100,000		100,204
Lynchburg Industrial Development Authority, Revenue Bonds (Aerofin Corp. Project) (LOC; PNC Bank NA)	3.74	6/7/2024	1,075,000	[a]	1,075,000
Tender Option Bond Trust Receipts (Series 2023-BAML6014), (Chesapeake Redevelopment & Housing Authority Multifacility Authority, Revenue Bonds (Liquidity Agreement; Bank of America NA & LOC; Bank of America NA) Ser. A)), Trust Maturity Date 1/15/2041	3.54	6/7/2024	5,745,000	[a,b,c]	5,745,000
				6,920,204
Washington - 1.2%
Tender Option Bond Trust Receipts (Series 2020-XM0875), (Port of Seattle, Revenue Bonds (Liquidity Agreement; JPMorgan Chase Bank NA), Trust Maturity Date 4/1/2027	3.46	6/7/2024	2,500,000	[a,b,c]	2,500,000
Tender Option Bond Trust Receipts (Series 2023-XF1599), (Port of Seattle Washington, Revenue Bonds (Liquidity Agreement; Royal Bank of Canada) Ser. A)) Non-Recourse, Trust Maturity Date 5/1/2026	3.43	6/7/2024	5,415,000	[a,b,c]	5,415,000
				7,915,000
Wisconsin - 3.2%
Milwaukee County, GO, Refunding, Ser. A	5.00	8/1/2024	930,000		931,790
Tender Option Bond Trust Receipts (Series 2023-BAML5046), (Wisconsin State Health & Educational Facilities Authority, Revenue Bonds, Refunding (Marshfield Clinic Health System) (Liquidity Agreement; Bank of America NA) (LOC; Bank of America NA) Ser. B) Non-Recourse, Trust Maturity Date 2/15/2032	3.54	6/7/2024	10,000,000	[a,b,c]	10,000,000
Town of Red Cedar, Revenue Bonds (Fairmount Minerals) (LOC; PNC Bank NA)	3.79	6/7/2024	10,000,000	[a]	10,000,000
				20,931,790
Total Investments (cost $657,620,086)			99.2%	657,620,086
Cash and Receivables (Net)			0.8%	5,132,428
Net Assets			100.0%	662,752,514

a The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2024, these securities amounted to $303,134,567 or 45.74% of net assets.

c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates). These securities are not an underlying piece for any of the Adviser long-term Inverse floater securities.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
BAN	Bond Anticipation Notes	BSBY	Bloomberg Short-Term Bank Yield Index
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EFFR	Effective Federal Funds Rate	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
IDC	Industrial Development Corporation	LOC	Letter of Credit
LR	Lease Revenue	NAN	Note Anticipation Notes
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield	OBFR	Overnight Bank Funding Rate
PILOT	Payment in Lieu of Taxes	PRIME	Prime Lending Rate
PUTTERS	Puttable Tax-Exempt Receipts	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RIB	Residual Interest Bonds
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SOFR	Secured Overnight Financing Rate	TAN	Tax Anticipation Notes
TRAN	Tax and Revenue Anticipation Notes	TSFR	Term Secured Overnight Financing Rate
USBMMY	U.S. Treasury Bill Money Market Yield	U.S. T-BILL	U.S. Treasury Bill
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2024 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	657,620,086	657,620,086
Cash		2,453,046
Interest receivable		6,660,080
Receivable for shares of Common Stock subscribed		114,251
Prepaid expenses		64,510
		666,911,973
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(c)		322,226
Payable for investment securities purchased		3,050,000
Payable for shares of Common Stock redeemed		728,624
Directors’ fees and expenses payable		11,926
Other accrued expenses		46,683
		4,159,459
Net Assets ($)		662,752,514
Composition of Net Assets ($):
Paid-in capital		662,728,619
Total distributable earnings (loss)		23,895
Net Assets ($)		662,752,514

Net Asset Value Per Share	Wealth Shares	Service Shares	Premier Shares
Net Assets ($)	506,930,381	130,910,806	24,911,327
Shares Outstanding	506,887,663	130,897,001	24,906,649
Net Asset Value Per Share ($)	1.00	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2024 (Unaudited)

Investment Income ($):
Interest Income	12,218,811
Expenses:
Management fee—Note 2(a)	677,603
Shareholder servicing costs—Note 2(b)	830,455
Administrative service fees—Note 2(c)	398,303
Registration fees	58,478
Professional fees	43,496
Directors’ fees and expenses—Note 2(d)	29,961
Custodian fees—Note 2(c)	23,157
Prospectus and shareholders’ reports	14,095
Chief Compliance Officer fees—Note 2(c)	12,262
Miscellaneous	18,008
Total Expenses	2,105,818
Less—reduction in expenses due to undertaking—Note 2(a)	(44,128)
Less—reduction in fees due to earnings credits—Note 2(c)	(28,702)
Net Expenses	2,032,988
Net Investment Income	10,185,823
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	18,398
Net Increase in Net Assets Resulting from Operations	10,204,221

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023
Operations ($):
Net investment income	10,185,823	18,416,404
Net realized gain (loss) on investments	18,398	2,981
Net Increase (Decrease) in Net Assets Resulting from Operations	10,204,221	18,419,385
Distributions ($):
Distributions to shareholders:
Wealth Shares	(7,711,110)	(13,298,195)
Service Shares	(1,895,086)	(4,016,870)
Premier Shares	(574,130)	(1,102,819)
Total Distributions	(10,180,326)	(18,417,884)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Wealth Shares	400,127,890	949,548,350
Service Shares	279,243,845	569,525,767
Premier Shares	40,390,143	112,899,143
Distributions reinvested:
Wealth Shares	7,505,583	12,831,556
Service Shares	1,880,594	3,959,917
Premier Shares	492,361	1,003,658
Cost of shares redeemed:
Wealth Shares	(409,415,554)	(923,649,284)
Service Shares	(287,773,874)	(655,291,760)
Premier Shares	(56,742,637)	(80,698,384)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(24,291,649)	(9,871,037)
Total Increase (Decrease) in Net Assets	(24,267,754)	(9,869,536)
Net Assets ($):
Beginning of Period	687,020,268	696,889,804
End of Period	662,752,514	687,020,268

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

Six Months Ended
May 31, 2024		Year Ended November 30,
Wealth Shares	(Unaudited)	2023	2022	2021[a]	2020	2019
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.016	.029	.006	.000[b]	.004	.010
Distributions:
Dividends from net investment income	(.016)	(.029)	(.006)	(.000)[b]	(.004)	(.010)
Dividends from net realized gain on investments	-	-	(.000)[b]	-	-	-
Total Distributions	(.016)	(.029)	(.006)	(.000)[b]	(.004)	(.010)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.56[c]	2.90	.62	.01	.37	.97
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.52[d]	.52	.51	.52	.59	.61
Ratio of net expenses to average net assets	.51[d]	.50	.39	.11	.37	.61
Ratio of net investment income to average net assets	3.10[d]	2.87	.55	.01	.35	.95
Net Assets, end of period ($ x 1,000)	506,930	508,695	469,960	456,453	418,125	356,361

a Effective February 1, 2021, the fund’s Class A shares were renamed Wealth shares.

b Amount represents less than $.001 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
May 31, 2024		Year Ended November 30,
Service Shares	(Unaudited)	2023	2022	2021[a]	2020	2019
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.013	.024	.004	.000[b]	.002	.005
Distributions:
Dividends from net investment income	(.013)	(.024)	(.004)	(.000)[b]	(.002)	(.005)
Dividends from net realized gain on investments	-	-	(.000)[b]	-	-	-
Total Distributions	(.013)	(.024)	(.004)	(.000)[b]	(.002)	(.005)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.32[c]	2.40	.36	.01	.21	.52
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.06[d]	1.06	1.05	1.05	1.05	1.06
Ratio of net expenses to average net assets	.99[d]	.99	.61	.12	.51	1.06
Ratio of net investment income to average net assets	2.62[d]	2.37	.34	.01	.20	.54
Net Assets, end of period ($ x 1,000)	130,911	137,555	219,367	346,029	341,895	204,813

a Effective February 1, 2021, the fund’s Class B shares were renamed Service shares.

b Amount represents less than $.001 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

	Six Months Ended
	May 31, 2024	Year Ended November 30,
Premier Shares	(Unaudited)	2023	2022	2021	2020[a]
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.016	.031	.008	.000[b]	.000[b]
Distributions:
Dividends from net investment income	(.016)	(.031)	(.008)	(.000)[b]	(.000)[b]
Dividends from net realized gain on investments	-	-	(.000)[b]	-	-
Total Distributions	(.016)	(.031)	(.008)	(.000)[b]	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.66[c]	3.13	.79	.01	.00[c,d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.31[e]	.32	.31	.27	.56[e]
Ratio of net expenses to average net assets	.30[e]	.30	.29	.11	.20[e]
Ratio of net investment income to average net assets	3.31[e]	3.07	.72	.01	.03[e]
Net Assets, end of period ($ x 1,000)	24,911	40,771	7,563	5,605	40

a From November 23, 2020 (commencement of initial offering) to November 30, 2020.

b Amount represents less than $.001 per share.

c Not annualized.

d Amount represents less than .00%.

e Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus National Municipal Money Market Fund (the “fund”) is the sole series of General Municipal Money Market Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek to maximize current income exempt from federal income tax, to the extent consistent with the preservation of capital and the maintenance of liquidity. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Dreyfus, a division of Mellon Investment Corporation (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of fund’s shares, which are sold without a sales charge. The fund is authorized to issue 21.5 billion shares of $.001 par value Common Stock in each of the following classes of shares: Wealth shares (15 billion shares authorized), Service shares (5.5 billion shares authorized) and Premier shares (1 billion shares authorized). Wealth, Service and Premier shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Wealth, Service and Premier shares are subject to Shareholder Services Plans. Service shares is subject to Administrative Services Plan. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund operates as a “retail money market fund” as that term is defined in Rule 2a-7 under the Act (a “Retail Fund”). It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00, and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate fair market value, the fair value of the portfolio securities will be determined by procedures established by and under the general oversight of the Company’s Board of Directors (the “Board”) pursuant to Rule 2a-5 under the Act.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	-	657,620,086	-	657,620,086

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments. Events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

Municipal Securities Risk: Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or each relevant fund's ability to maintain a stable net asset value.

(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2024, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2023 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2023 was as follows: tax-exempt income $18,417,884. The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Adviser, the management fee is computed at the annual rate of .20% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

year the aggregate expenses of the fund (excluding taxes, brokerage commissions and extraordinary expenses) exceed 1½% of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to the Adviser, or the Adviser will bear, such excess expense. During the period ended May 31, 2024, there was no reduction in expenses pursuant to the Agreement.

The Adviser has contractually agreed, from December 1, 2023 through March 29, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund’s Service shares so that the direct expenses of the fund’s Service shares (excluding taxes, brokerage commissions and extraordinary expenses) do not exceed 1.00% of the value of the Service shares’ average daily net assets. To the extent that it is necessary for the Adviser to waive receipt of its management fee or reimburse the fund’s common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of the fund. On or after March 29, 2025, the Adviser may terminate the expense limitation agreement at any time.

In addition, the Adviser has contractually agreed, from December 1, 2023 through March 29, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of the fund’s Premier shares (excluding taxes, brokerage commissions and extraordinary expenses) do not exceed .45% of the value of the Premier shares’ average daily net assets. On or after March 29, 2025, the Adviser may terminate this expense limitation at any time. The reduction in expenses, pursuant to the undertakings amounted to $44,128 during the period ended May 31, 2024.

The Adviser and the Distributor have undertaken that if, in any fiscal year of the fund, the “total charges against net assets to provide for sales related expenses and/or service fee” (calculated as provided for in FINRA Rule 2341 Section (d)) exceed .25% of the value of the Wealth shares’ average net assets for such fiscal year, the fund may deduct from the payments to be made to the Distributor, or the Adviser will bear, such excess expense. If said rule is amended in any material respect (e.g., to provide for a limit that exceeds .25%), this undertaking shall terminate automatically. During the period ended May 31, 2024, there was no reduction in expenses pursuant to the undertaking.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays to the Sub-Adviser a monthly fee of 50% of the monthly management fee the Adviser receives from the fund with respect to value of the sub-advised net assets of the fund, net of any fee waivers and/or expense reimbursements made by the Adviser.

(b) Under the Reimbursement Shareholder Services Plan with respect to Premier shares (the “Reimbursement Shareholder Services Plan”), Premier shares reimburse the Distributor at an amount not to exceed an annual rate of .05% of the value of the average daily net assets of its shares for certain allocated expenses of providing certain services to the holders of Premier shares. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2024, Premier shares were charged $7,570, pursuant to the Reimbursement Shareholder Services Plan.

Under the Compensation Shareholder Services Plans with respect to Wealth and Service shares (the “Compensation Shareholder Services Plans”), Wealth and Service shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of its shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2024, Wealth and Service shares were charged $621,921 and $181,047, respectively, pursuant to each of their respective Compensation Shareholder Services Plans.

(c) Under the Administrative Services Plan with respect to Service shares, pursuant to which the fund may pay the Distributor for the provision of certain recordkeeping and other related services (which are not services for which a “service fee” as defined under the Conduct Rules of FINRA is intended to compensate). Pursuant to the Administrative Services Plan, the fund will pay the Distributor a fee at an annual rate of .55% of the value of their average daily net assets attributable to the fund’s Service shares for the provision of such services, which include, at a minimum: mailing periodic reports, prospectuses and other fund communications to beneficial owners; client onboarding; anti-money laundering and related regulatory oversight; manual transaction processing; transmitting wires; withholding on dividends and distributions as may be required by state or Federal authorities from time to time; receiving, tabulating, and transmitting proxies executed by beneficial owners; fund statistical reporting; technical support; business continuity support; and blue sky support. During the period ended May 31, 2024, Service shares were charged $398,303, pursuant to the Administrative Services Plan.

The fund has arrangements with BNY Mellon Transfer, Inc., (the “Transfer Agent”) and The Bank of New York Mellon (the “Custodian”), both a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent and Custodian fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, and custody net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2024, the fund was charged $15,504 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $5,595.

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2024, the fund was charged $23,157 pursuant to the custody agreement. These fees were partially offset by earnings credits of $23,107.

The fund compensates the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the fund’s check writing privilege. During the period ended May 31, 2024, the fund was charged $984 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended May 31, 2024, the fund was charged $12,262 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $114,207, Administrative Services Plan fees of $67,036, Shareholder Services Plans fees of $137,272, Chief Compliance Officer fees of $5,257 and Transfer Agent fees of $4,928, which are offset against an expense reimbursement currently in effect in the amount of $6,474.

(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and meeting attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Directors and/or common officers, complies with Rule 17a-7 under the Act. During the period ended May 31, 2024, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act amounting to $70,250,000 and $175,005,000 respectively.

NOTE 4—Subsequent Event:

On July 12, 2023, the SEC adopted amendments to rules that govern money market funds. The amendments became effective October 2, 2023 with tiered compliance dates. The fund is compliant with all amendments that are effective to date, and is currently preparing for any amendments applicable to this fund that will become effective after the date of these financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment

Companies. (Unaudited)

N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies. (Unaudited)

N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. (Unaudited)

Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Directors fees paid by the fund are within Item 7. Statement of Operations as Directors’ fees and expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited)

At a meeting of the fund’s Board of Directors (the “Board”) held on March 5-6, 2024, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together with the Management Agreement, the “Agreements”), pursuant to which Dreyfus, a division of Mellon Investments Corporation (the “Sub-Adviser”), provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Wealth shares with the performance of a group of retail no-load tax-exempt money market funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail tax-exempt money market funds (the “Performance Universe”), all for various periods ended December 31, 2023, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all retail no-load tax-exempt money market funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Performance Group and Performance Universe comparisons were provided based on both “gross” (i.e., without including fees and expenses) and “net” (i.e., including fees and expenses) total returns. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and Sub-Adviser the results of the comparisons and considered that the fund’s gross total return performance was at the Performance Group median for all periods, except for the one-, two- and ten-year periods when the fund’s gross total return performance was below the Performance Group median, and was at or above the Performance Universe median for all periods, except for the one- and two-year periods when the fund’s gross total return performance was below the Performance Universe median. The Board also considered that the fund’s net total return performance was below the Performance Group and Performance Universe medians for all periods. The Board considered the relative proximity of the fund’s gross and net total return performance to the Performance Group and/or Performance Universe medians during the periods under review.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board considered that the fund’s contractual management fee was lower than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and higher than the Expense Universe median actual management fee, and the fund’s total expenses were higher than the Expense Group median and higher than the Expense Universe median total expenses.

Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund or separate accounts and/or other types of client portfolios advised by the Adviser or the Sub-Adviser that are considered to have similar investment strategies and policies as the fund.

The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are adequate and appropriate.

• The Board was generally satisfied with the fund’s performance.

• The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

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© 2024 BNY Mellon Securities Corporation Code-0918NCSRSA0524

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

  Not applicable.

Item 13. Portfolio Managers for Closed-End Management Investment Companies.

  Not applicable.

Item 14. Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

 Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

 There have been no material changes to the procedures applicable to Item 15.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

  Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

  Not applicable.

Item 19. Exhibits.

  (a)(1) Not applicable.

  (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

  (a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Municipal Money Market Funds, Inc.

By: /s/ David J. DiPetrillo

 David J. DiPetrillo

 President (Principal Executive Officer)

Date: August 13, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

 David J. DiPetrillo

 President (Principal Executive Officer)

Date: August 13, 2024

By: /s/ James Windels

 James Windels

 Treasurer (Principal Financial Officer)

Date: August 12, 2024

EXHIBIT INDEX

 (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

 (b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)